FINANCE INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of interest income and other finance income
Interest earned and other finance income

Years ended December 31	2017	2016
	$	$
Interest earned	4,132	1,670
Accretion income on deferred consideration	1,998	96
Total interest earned and other finance income	6,130	1,766

Disclosure of interest expense and other finance expenses
Interest expense and other finance expenses

Years ended December 31	2017	2016
	$	$
Interest expense on convertible notes (note 14)	(7,619)	(7,619)
Accretion expense on convertible notes (note 14)	(13,147)	(11,969)
Accretion of close down and restoration provision (note 13)	(3,380)	(3,624)
Interest expense on bank loan	—	(513)
Interest on moratorium	(7,616)	—
Other finance expenses	(3,108)	(2,243)
Total interest expense and other finance expenses	(34,870)	(25,968)